PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Property Plant and Equipment (Detail) (Parenthetical) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan guarantee	R$ 745,203	R$ 745,203